Goodwill And Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of other finite-lived intangible assets	$ 25.5	$ 21.2	$ 17.5